Nature of the Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Nature of the Business and Liquidity

(1) Nature of the Business and Liquidity

Organization

Cingulate Inc. is a biopharmaceutical company focused on the development of products utilizing its drug delivery platform technology that enables the formulation and manufacture of once-daily tablets of multi-dose therapies, with an initial focus on the treatment of Attention Deficit/Hyperactivity Disorder (ADHD). The Company is developing two proprietary, first-line stimulant medications, CTx-1301 (dexmethylphenidate) and CTx-1302 (dextroamphetamine), for the treatment of ADHD intended for all patient segments: children, adolescents, and adults. CTx-1301 and CTx-1302 utilize a flexible core tableting technology with target product profile designed to deliver a rapid onset and last the entire active day with a controlled descent of plasma drug level and have favorable tolerability. The Company completed its first Phase 3 clinical trial for CTx-1301 with two additional Phase 3 trials in process. In addition, the Company has a third product to treat anxiety, CTx-2103, in a formulation stage.

On November 14, 2012, Cingulate Therapeutics LLC (CTx), a Delaware limited liability company, was formed. On May 10, 2021, Cingulate Inc. (Cingulate, or the Company), a Delaware corporation and wholly-owned subsidiary of CTx, was formed to serve as a holding company, in anticipation of the Company becoming publicly traded. Through a Reorganization Merger which occurred in the third quarter of 2021, Cingulate effectively acquired CTx and all outstanding units of CTx were converted into shares of Cingulate common stock. CTx remains the entity through which the Company conducts operations.

The consolidated financial statements and notes for the periods ended September 30, 2023 and 2022, represent the full consolidation of Cingulate and its subsidiaries, including CTx and all references to the Company represent this full consolidation.

Liquidity

The Company has incurred losses and negative cash flows from operations since inception. As a pre-revenue entity, the Company is dependent on the ability to raise capital to support operations until such time as the product candidates under development are U.S Food and Drug Administration (FDA) approved, manufactured, commercially available to the marketplace and produce revenues. The initial public offering, which was completed in December 2021, provided approximately $20.4 million in net proceeds. In addition, the Company received proceeds of $5.0 million from a promissory note in August 2022 and an additional $3.0 million when the promissory note was amended and restated in May 2023, a portion of which was subsequently converted to equity, as further described in Note 7. The Company has utilized its At-the-Market Agreement with H.C. Wainwright and Purchase Agreement with Lincoln Park Capital LLC in 2023, providing a total of approximately $2.1 million in net proceeds through September 30, 2023. Additional capital raised in the third quarter of 2023 included the issuance and sale of common stock and pre-funded common stock warrants in connection with a public offering, which provided approximately $3.3 million in net proceeds and the issuance and sale of common stock in connection with a $1 million private placement, as further described in Note 9. However, the Company will need additional funding for operations and development. Management is evaluating various strategies to obtain additional funding, which may include additional offerings of equity, issuance of debt, or other capital sources, including potential collaborations with other companies or other strategic transactions. Successful implementation of these plans involves both the Company’s efforts and factors that are outside its control, such as market factors and FDA approval of product candidates. The Company can give no assurance that its plans will be effectively implemented in such a way that they will sufficiently alleviate or mitigate the conditions and events noted above, which results in substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

(1) Nature of the Business and Liquidity

Organization

Cingulate Inc. is a biopharmaceutical company focused on the development of products utilizing its drug delivery platform technology that enables the formulation and manufacture of once-daily tablets of multi-dose therapies, with an initial focus on the treatment of Attention Deficit/Hyperactivity Disorder (ADHD). The Company is developing two proprietary, first-line stimulant medications, CTx-1301 (dexmethylphenidate) and CTx-1302 (dextroamphetamine), for the treatment of ADHD intended for all patient segments: children, adolescents, and adults. CTx-1301 and CTx-1302 utilize a flexible core tableting technology with target product profile designed to deliver a rapid onset and last the entire active day with a controlled descent of plasma drug level and have favorable tolerability. The Company has initiated Phase 3 clinical trials for CTx-1301, with first patients in the adult dose-optimization study dosed in early 2023. In addition, the Company has a third product to treat anxiety, CTx-2103, in a formulation stage.

On November 14, 2012, Cingulate Therapeutics LLC (CTx), a Delaware limited liability company, was formed. On May 10, 2021, Cingulate Inc. (Cingulate, or the Company), a Delaware corporation and wholly-owned subsidiary of CTx, was formed to serve as a holding company, in anticipation of the Company becoming publicly traded. Through a Reorganization Merger which occurred in the third quarter of 2021, Cingulate effectively acquired CTx and all outstanding units of CTx were converted into shares of Cingulate common stock. CTx remains the entity through which the Company conducts operations.

CTx is the predecessor of Cingulate for financial reporting purposes. The consolidated financial statements and notes for the years ended December 31, 2022 and 2021 represent the full consolidation of Cingulate and its subsidiaries, including CTx and all references to the Company represent this full consolidation.

Liquidity

The Company has incurred losses and negative cash flows from operations since inception. As a pre-revenue entity, the Company is dependent on the ability to raise capital to support operations until such time as the product candidates under development are U.S Food and Drug Administration (FDA) approved, manufactured, commercially available to the marketplace and produce revenues. The IPO, which was completed in December 2021, provided the Company the ability to continue its research and development activities. In addition, the Company received proceeds of $5.0 million from a promissory note in August 2022 as further described in Note 7. However, the Company will need additional funding for operations and development. In January 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), pursuant to which the Company may offer and sell, from time to time through Wainwright, shares of its common stock for aggregate proceeds of up to $2,650,000. Additionally, management is evaluating various strategies to obtain funding which may include additional offerings of common stock, issuance of debt, or other capital sources, including potential collaborations with other companies or other strategic transactions. Successful implementation of these plans involves both the Company’s efforts and factors that are outside its control, such as market factors and FDA approval of product candidates. The Company can give no assurance that its plans will be effectively implemented in such a way that they will sufficiently alleviate or mitigate the conditions and events noted above, which results in substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.